UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06567

Invesco Municipal Opportunity Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2022

Invesco Municipal Opportunity Trust

NYSE: VMO

2	Trust Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

22	Financial Statements

26	Financial Highlights

27	Notes to Financial Statements

32	Approval of Investment Advisory and Sub-Advisory Contracts

34	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/22 to 8/31/22
Trust at NAV	-11.62%
Trust at Market Value	-11.18
S&P Municipal Bond Index▼ (Broad Market Index)	-5.44
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	-7.11
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index∎ (Peer Group Index)	-11.04
Market Price Discount to NAV as of 8/31/22	-6.81

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

  The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.

  The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of closed-end general and insured leveraged municipal debt funds tracked by Lipper.

  The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2022, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Municipal Opportunity Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3	Invesco Municipal Opportunity Trust

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-172.26%(a)
Alabama-2.68%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$6,045	$6,246,396

Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	300	284,321

Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(c)(d)	5.00%	01/01/2027	1,565	1,728,033

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,394,505)(e)(f)	5.50%	01/01/2043	1,600	1,016,000

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	6,035	6,302,007

Southeast Energy Authority A Cooperative District (No. 4); Series 2022 B-1(d)	5.00%	08/01/2028	3,190	3,341,312

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	1,045	956,489

				19,874,558

Arizona-3.62%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	2,817,258

Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	1,338	1,294,385

Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	4.25%	01/01/2039	2,000	1,357,526
Arizona (State of) Industrial Development Authority (Great Lakes Senior Living Community);
Series 2019 A, RB	4.50%	01/01/2049	25	15,929
Series 2019 B, RB	5.13%	01/01/2054	105	65,747

Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Capmus); Series 2020 A, RB(g)	5.00%	12/15/2040	515	523,569
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,320	1,315,513
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	1,016,215

Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(h)	4.00%	07/01/2045	1,750	1,705,875

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	280	279,981

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	630	662,733
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(i)	5.00%	07/01/2042	1,955	2,031,089
Series 2017 A, RB(i)	5.00%	07/01/2047	3,135	3,240,310
Series 2020, RB(b)	5.00%	07/01/2049	3,815	4,030,892

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(g)	5.00%	06/15/2052	455	436,023

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.38%	07/01/2052	1,505	1,470,981

Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,970	1,432,526

Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	1,020	1,077,074

Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	2,015	2,086,326

				26,859,952

Arkansas-0.31%

Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2040	850	870,772

Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	1,420	1,440,912

				2,311,684

California-15.40%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(d)(j)	5.00%	04/01/2056	3,150	3,502,953
Series 2017, Ref. RB	4.00%	04/01/2037	2,800	2,845,259

Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(k)	0.00%	08/01/2028	1,050	884,064

California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(k)	0.00%	06/01/2055	13,950	1,231,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	$300	$297,090
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	82,639
Series 2020 B-2, Ref. RB(k)	0.00%	06/01/2055	2,115	388,915
California (State of);
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,000	1,029,218
Series 2020, GO Bonds (INS - BAM)(h)	3.00%	11/01/2050	2,950	2,325,065
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	4,075	4,097,386

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	1,060	986,369

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	5,315	4,862,876
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	608	603,359
Series 2021 A, RB	3.25%	08/20/2036	915	827,398
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	1,038	967,710

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(g)	5.00%	06/01/2048	245	237,732

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,595	1,663,060
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	2,115	2,182,584
Series 2018 A, RB(i)	5.00%	12/31/2047	2,550	2,588,097

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	2,120	2,101,034

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(g)	5.00%	08/01/2039	320	318,228
California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(i)	5.00%	07/01/2027	1,390	1,396,402
Series 2012, RB(g)(i)	5.00%	07/01/2030	2,025	2,032,519
Series 2012, RB(g)(i)	5.00%	07/01/2037	4,445	4,455,492
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,080	1,097,831
Series 2016 A, RB(g)	5.00%	12/01/2041	1,715	1,705,537
Series 2016 A, RB(g)	5.25%	12/01/2056	1,275	1,276,471
California State University;
Series 2019 A, RB	5.00%	11/01/2044	2,545	2,795,715
Series 2019 A, RB(b)	5.00%	11/01/2049	2,695	2,945,026

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(g)	3.13%	08/01/2056	1,055	780,318
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(g)	4.00%	09/01/2056	1,055	865,769
Series 2021, RB(g)	4.00%	08/01/2056	635	521,186

Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	545	545,080

Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(h)(k)	0.00%	01/15/2034	5,235	3,349,142

Glendale Community College District; Series 2020 B, GO Bonds	4.00%	08/01/2050	1,015	999,003
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(c)(d)	5.00%	06/01/2023	1,725	1,760,677
Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	2,245	2,399,553
Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	2,755	2,948,461
Series 2021 B-2, Ref. RB(k)	0.00%	06/01/2066	3,540	418,647

Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(i)	5.00%	05/15/2034	1,155	1,235,595

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(i)	5.50%	05/15/2037	2,785	3,147,621
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(i)	5.00%	05/15/2043	1,250	1,308,005
Series 2019, RB(i)	5.00%	05/15/2039	1,925	2,027,998
Series 2022, Ref. RB(i)	4.00%	05/15/2038	750	724,329

Los Angeles (City of), CA Department of Water & Power; Series 2022 A, RB(b)	5.00%	07/01/2051	2,965	3,224,323
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,875	3,473,752
Series 2009 B, RB	7.00%	11/01/2034	745	912,028

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,550	2,287,685

Palo Alto (City of), CA (Election of 2008); Series 2013 A, GO Bonds(c)	4.00%	08/01/2043	105	105,093

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)

Regents of the University of California Medical Center; Series 2022 P, RB(b)(j)	4.00%	05/15/2053	$6,915	$6,696,763
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(h)	5.50%	08/01/2047	1,665	1,882,019
Series 2022 A, GO Bonds (INS - BAM)(h)	5.50%	08/01/2052	2,020	2,275,794
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(i)	5.00%	05/01/2049	2,980	3,088,638
Series 2019 E, RB(i)	5.00%	05/01/2037	850	899,316
Series 2021 A, Ref. RB(i)	5.00%	05/01/2035	635	685,225

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	835	851,422

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(k)	0.00%	06/01/2041	4,410	1,543,185

University of California; Series 2018 AZ, Ref. RB(b)	4.00%	05/15/2048	3,075	2,944,921
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(h)(k)	0.00%	08/01/2025	1,485	1,376,685
Series 2005, GO Bonds (INS - NATL)(h)(k)	0.00%	08/01/2026	1,350	1,214,308

West County Facilities Financing Authority (Green Bonds); Series 2021, RB	4.00%	06/01/2051	1,000	945,870

West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGC)(h)	5.00%	09/01/2026	1,735	1,840,225

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(k)	0.00%	08/01/2032	4,650	3,351,481

				114,358,033

Colorado-6.49%

Adams 12 Five Star Schools; Series 2012, Ref. GO Bonds	4.00%	12/15/2023	100	100,479

Arkansas River Power Authority; Series 2006, RB(c)	5.88%	10/01/2026	1,565	1,663,385

Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2050	625	576,203

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	1,060	990,591

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,209,579

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	850	786,212

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	940	877,611
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	4,660	4,820,395
Series 2019 A-2, Ref. RB(b)(j)	5.00%	08/01/2044	1,585	1,639,555
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	1,922,421
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(c)(d)	5.63%	06/01/2023	500	511,513
Series 2017, Ref. RB(c)(d)	5.00%	06/01/2027	745	824,218
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	420	401,166
Series 2007 A, RB	5.30%	07/01/2037	340	290,800
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes);
Series 2017, RB	5.00%	12/31/2047	1,170	1,185,318

Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	545	549,561

Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	458,171
Denver (City & County of), CO;
Series 2012 B, RB(c)(d)	5.00%	11/15/2022	2,500	2,513,737
Series 2013 A, RB(i)	5.25%	11/15/2043	3,000	3,046,339
Series 2018 A, RB(b)(i)	5.25%	12/01/2048	2,230	2,332,053
Series 2018 A-2, RB(k)	0.00%	08/01/2033	2,235	1,500,777
Series 2022 A, RB(i)	5.50%	11/15/2035	1,100	1,238,706
Series 2022 A, RB(i)	5.50%	11/15/2042	1,550	1,700,556
Series 2022 A, RB(i)	5.50%	11/15/2053	2,125	2,302,025

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	585	536,100

Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2051	1,000	895,128

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	800	795,991

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	1,060	918,159

Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	895	884,760

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	810	805,033

Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	3,620	4,417,237

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	394,542

Sky Ranch Community Authority Board; Series 2022 A, GO Bonds(g)	5.75%	12/01/2052	750	724,912

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	$875	$878,930

White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	685	662,684
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,680	1,283,904

Series 2021 A-2, RB(l)	4.50%	12/01/2041	2,610	1,517,366

				48,156,117

District of Columbia-2.04%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(h)	5.00%	02/01/2031	235	235,395
Series 2022 A, RB	5.50%	07/01/2047	4,035	4,685,615

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	826,033
District of Columbia Water & Sewer Authority (Green Bonds);
Series 2019 A, RB	5.00%	10/01/2044	2,390	2,602,689
Series 2022 C-1, RB	4.00%	10/01/2051	2,125	1,998,556

Metropolitan Washington Airports Authority; Series 2021 A, Ref. RB(i)	4.00%	10/01/2041	3,000	2,855,559

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	1,911,161

				15,115,008

Florida-11.85%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(g)	5.00%	11/15/2061	1,075	791,761
Series 2022 B, RB(g)	6.50%	11/15/2033	100	89,787

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	635	581,900
Broward (County of), FL;
Series 2013 C, RB(c)(d)	5.25%	10/01/2023	3,000	3,093,075
Series 2017, RB(b)(i)(j)	5.00%	10/01/2047	3,285	3,374,854
Series 2019 B, RB(i)	4.00%	09/01/2044	1,060	988,217
Series 2022 A, RB	4.00%	10/01/2047	7,340	7,066,489
Series 2022, RB	5.00%	01/01/2047	2,145	2,366,320

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	4,240	3,899,226

Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(g)	6.00%	07/01/2045	315	304,716

Central Florida Expressway Authority; Series 2019 B, RB(b)(j)	5.00%	07/01/2049	3,015	3,205,971

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,612,021)(e)(f)(g)	7.75%	05/15/2035	1,650	1,056,000

Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(c)(d)	6.00%	04/01/2023	1,800	1,837,767

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,820	3,844,097

Florida Development Finance Corp.; Series 2022 A, Ref. RB(d)(g)(i)	7.25%	10/03/2023	1,065	1,043,319

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(g)(i)	7.38%	01/01/2049	850	810,845

Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,345,033

Greater Orlando Aviation Authority; Series 2017 A, RB(i)	5.00%	10/01/2047	3,290	3,379,991

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,640	2,731,755
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	820	779,601
Series 2020 A, Ref. RB	5.75%	08/15/2050	360	337,693
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,330	1,225,433
Series 2020 B-3, RB	3.38%	08/15/2026	175	175,068

Lee (County of), FL; Series 2022, RB	5.25%	08/01/2049	5,315	5,771,347

Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,195,716
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(c)(d)	5.00%	10/01/2022	1,000	1,002,231
Series 2012 A, Ref. RB(c)(d)(i)	5.00%	10/01/2022	1,080	1,082,321
Series 2012 A, Ref. RB(c)(d)(i)	5.00%	10/01/2022	1,500	1,503,223
Series 2012 B, Ref. RB(c)(d)	5.00%	10/01/2022	1,450	1,453,235
Series 2012 B, Ref. RB(c)(d)	5.00%	10/01/2022	2,295	2,300,120
Series 2012 B, Ref. RB(c)(d)	5.00%	10/01/2022	2,450	2,455,466
Series 2016 A, Ref. RB	5.00%	10/01/2041	3,535	3,687,795
Series 2021, RB	4.00%	10/01/2051	3,975	3,564,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)

Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(b)	5.00%	04/01/2053	$4,905	$5,094,977
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB (INS - AGM)(h)	5.00%	07/01/2035	720	723,138
Series 2010 A, RB	5.00%	07/01/2040	5,000	5,025,182
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2052	570	125,039
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2053	3,940	821,800
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2054	485	96,185

Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	635	631,908

Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	1,065	1,145,120

Reunion East Community Development District; Series 2005, RB(e)(m)	5.80%	05/01/2036	197	2

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	2,125	1,943,824

South Carolina (State of) Jobs-Economic Development Authority (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	1,060	792,830

Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	965	520,912

Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,020,531

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,736,735

				88,022,686

Georgia-3.75%
Atlanta (City of), GA;
Series 1999 A, RB (INS - NATL)(h)	5.50%	11/01/2022	1,050	1,055,563
Series 2015, RB(b)	5.00%	11/01/2040	10,040	10,547,157

Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,840	3,060,146
Brookhaven Development Authority;
Series 2020, RB(b)(j)	4.00%	07/01/2044	1,435	1,388,949
Series 2020, RB(b)(j)	4.00%	07/01/2049	2,790	2,660,529

Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB(c)(d)	5.00%	10/01/2022	1,340	1,342,934

Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2042	1,255	1,305,291

Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	640	449,671

Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	1,300	1,169,627

Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,250	3,270,580

Main Street Natural Gas, Inc.; Series 2019 C, RB(d)	4.00%	09/01/2026	1,575	1,580,002

				27,830,449

Hawaii–2.85%

Hawaii (State of); Series 2014 EO, GO Bonds	5.00%	08/01/2034	5,000	5,196,565

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(c)	5.50%	07/01/2043	3,000	3,060,434
Hawaii (State of) Department of Transportation (Airports Division);
Series 2015 A, RB(i)	5.00%	07/01/2041	1,075	1,107,958
Series 2015 A, RB(i)	5.00%	07/01/2045	2,150	2,208,693
Series 2018 A, RB(i)	5.00%	07/01/2043	4,375	4,529,497
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,003,921

Series 2015 A, RB(b)	5.00%	07/01/2030	3,775	4,022,138

				21,129,206

Idaho-0.34%

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,100	886,653

Spring Valley Community Infrastructure District No. 1; Series 2021, RB(g)	3.75%	09/01/2051	2,120	1,643,835

				2,530,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-17.04%

Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	$345	$345,216
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,325	1,371,507
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	552,290
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	438,066
Series 2012, RB	5.00%	01/01/2042	4,085	4,088,399
Series 2014, RB	5.00%	11/01/2044	1,105	1,122,899
Series 2014, Ref. RB(c)(d)	5.00%	01/01/2024	1,400	1,447,609
Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,471,763
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(i)	5.00%	01/01/2030	4,320	4,351,500
Series 2013, RB	5.75%	01/01/2038	3,150	3,176,250
Series 2015 C, RB(i)	5.00%	01/01/2046	1,075	1,085,732
Series 2015 D, RB	5.00%	01/01/2046	755	776,841
Series 2017 D, RB	5.25%	01/01/2042	1,720	1,823,403
Series 2022 A, RB (INS - AGM)(h)(i)	5.50%	01/01/2053	1,770	1,886,462
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	805	822,953
Series 2018 A, Ref. GO Bonds (INS - AGM)(h)	5.00%	12/01/2032	880	933,394
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	921,122
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,275	1,282,392
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds);
Series 2016 E, GO Bonds	5.00%	12/01/2045	2,215	2,337,947
Series 2021 A, GO Bonds	4.00%	12/01/2051	1,040	973,810
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(i)	5.50%	01/01/2031	4,000	4,029,451
Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,575	1,597,281

Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	4,300	4,411,179

Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(h)	4.00%	01/01/2042	2,735	2,547,637

Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	660	641,162
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(h)	5.50%	07/01/2038	3,025	3,088,699
Series 2014, GO Bonds	5.25%	02/01/2034	1,650	1,688,066
Series 2014, GO Bonds	5.00%	05/01/2035	540	551,200
Series 2014, GO Bonds	5.00%	05/01/2036	1,540	1,571,443
Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,382,570
Series 2017 C, GO Bonds	5.00%	11/01/2029	335	355,927
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,500	1,531,816
Series 2017 D, GO Bonds	5.00%	11/01/2024	120	124,226
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	1,998,462
Series 2018 A, GO Bonds	6.00%	05/01/2027	970	1,075,004
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,662,691
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	745	746,294
Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,232,639

Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(c)(d)	5.00%	09/01/2024	1,810	1,900,636

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	460	458,070
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	75	70,149
Series 2019 A, Ref. RB	5.00%	11/01/2049	700	627,334

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,089,229

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,150	896,138

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	999,915

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,686,768

Illinois (State of) Finance Authority (The University of Chicago); Series 2013 A, RB(b)(c)(d)	5.25%	10/01/2052	4,080	4,144,982
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	156,721
Series 2017, Ref. RB	5.25%	02/15/2037	250	253,556
Series 2017, Ref. RB	5.25%	02/15/2047	1,055	1,057,873

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)

Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - PNC Bank N.A.)(o)(p)	0.90%	08/01/2043	$5,000	$5,000,000
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(h)(k)	0.00%	12/15/2029	3,500	2,711,068
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,545,147
Series 2017 B, Ref. RB (INS - BAM)(h)(l)	4.70%	12/15/2037	1,500	961,357

Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	2,565	2,585,448
Illinois (State of) Regional Transportation Authority;
Series 2000, RB (INS - NATL)(h)	6.50%	07/01/2030	2,865	3,414,835
Series 2002 A, RB (INS - NATL)(h)	6.00%	07/01/2029	1,460	1,775,430
Series 2018 B, RB	5.00%	06/01/2030	615	691,180
Series 2018 B, RB	5.00%	06/01/2040	2,935	3,232,723
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2031	1,530	1,583,225
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2032	1,395	1,442,791
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(b)	5.00%	01/01/2038	4,625	4,655,020
Series 2014 C, RB(b)	5.00%	01/01/2039	6,240	6,449,444
Series 2015 A, RB(b)	5.00%	01/01/2040	3,000	3,127,460

Sales Tax Securitization Corp.; Series 2018 A, RB(b)	5.00%	01/01/2048	5,315	5,592,933

				126,554,734

Indiana-2.14%

Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	171,184
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(c)(d)(i)	5.00%	07/01/2023	730	744,277
Series 2013, RB(c)(d)(i)	5.00%	07/01/2023	6,405	6,530,263

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	2,355	2,368,766

Indiana (State of) Health Facility Financing Authority; Series 1992 C, Ref. RB(c)	7.38%	07/01/2023	1,120	1,162,562
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB	5.25%	01/01/2038	2,000	2,047,193
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,565	1,648,732

Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport); Series 2019, Ref. RB(i)	5.00%	01/01/2028	820	888,759

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	5.88%	01/01/2024	325	332,885

				15,894,621

Iowa-1.23%

Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	2,055	1,501,545

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	600	583,408

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(d)	5.00%	12/01/2042	3,480	3,569,579

Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	640	618,078
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2034	1,300	1,303,726

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,655	1,568,886

				9,145,222

Kansas-0.89%

Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(c)(d)	5.75%	07/01/2023	2,000	2,055,531
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,512,792
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	899,191

Wyandotte (County of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,080	2,134,962

				6,602,476

Kentucky-2.63%

Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(g)(i)	4.70%	01/01/2052	850	843,258

Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(d)(q)	2.90%	02/01/2025	900	902,107

Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(h)	5.00%	12/01/2047	1,410	1,415,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	$2,520	$2,575,477
Series 2015 A, RB	5.00%	01/01/2045	425	432,555
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,639,362
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,285	1,296,310

Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,190	1,275,257

Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(d)	4.00%	02/01/2028	1,890	1,888,728

Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(c)(d)	5.75%	07/01/2023	1,000	1,020,685

Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(h)(j)	5.00%	09/01/2044	4,855	5,207,037

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,023,736

				19,520,074

Louisiana-1.17%

Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(h)	4.00%	12/01/2042	1,000	965,164

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(g)	3.90%	11/01/2044	1,160	928,937

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(c)(d)	5.50%	05/15/2026	2,000	2,207,667

Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,440	1,467,524

New Orleans (City of), LA; Series 2014, Ref. RB(c)(d)	5.00%	06/01/2024	940	980,634

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(h)	5.00%	10/01/2043	565	598,731

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2033	1,500	1,531,642

				8,680,299

Maryland-0.84%

Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	479	493,651

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	1,017,162

Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(c)(d)	5.00%	07/01/2024	2,015	2,104,190

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	844,837

Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,127,321

Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	685	643,899

				6,231,060

Massachusetts-1.71%

Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2022, RB(b)	5.00%	07/01/2052	3,190	3,555,952

Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	1,000	913,177

Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2046	1,300	1,364,700

Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,200	4,302,683

Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(g)	5.00%	07/15/2034	275	279,805

Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(i)	5.00%	07/01/2036	1,255	1,344,562

Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(i)	4.00%	07/01/2044	1,000	938,019

				12,698,898

Michigan-4.36%

Academy of Warren; Series 2020 A, RB(g)	5.50%	05/01/2050	250	212,708

Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	858,073

Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(b)(h)(j)	5.00%	07/01/2043	2,650	2,745,581

Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	410	375,078

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(b)	5.00%	04/15/2041	3,650	3,870,499

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)

Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	$2,360	$2,471,806
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center);
Series 2018, RB	5.00%	11/01/2043	1,045	1,139,200
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(h)	5.00%	07/01/2033	2,000	2,076,127
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	790	819,353
Series 2014 D-2, Ref. RB (INS - AGM)(h)	5.00%	07/01/2028	2,000	2,089,258
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	790	823,668
Series 2015, RB	5.00%	07/01/2035	1,610	1,696,009

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	1,830	1,879,454
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	210	201,380
Series 2020, Ref. RB	5.00%	06/01/2045	620	563,540

Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(c)(d)	5.00%	06/01/2024	2,885	3,009,713

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(b)(c)(j)	5.00%	12/01/2046	4,935	5,196,128

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(d)(i)	4.00%	10/01/2026	300	296,656

Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	06/30/2033	1,000	1,021,142

Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS - NATL)(h)	6.95%	09/01/2022	1,000	1,000,000

				32,345,373

Minnesota-0.62%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	335,270
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	435,750

Minnesota (State of) Municipal Gas Agency; Series 2022 A, RB(d)	4.00%	12/01/2027	1,695	1,720,332

St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,575	1,641,651

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	505	445,533

				4,578,536

Mississippi-0.48%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	2,405	1,626,469

West Rankin Utility Authority; Series 2018, RB(c)(d)	5.00%	01/01/2028	1,715	1,934,792

				3,561,261

Missouri-1.35%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,378,842
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,386,651
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGM)(h)(i)	5.00%	03/01/2049	1,270	1,311,016
Series 2019 B, RB(i)	5.00%	03/01/2054	1,415	1,442,242

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	581,593

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	425,451

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,655	2,512,255

				10,038,050

Nebraska-1.37%
Central Plains Energy Project;
Series 2012, RB	5.00%	09/01/2032	5,500	5,500,000
Series 2012, RB	5.00%	09/01/2042	2,000	2,000,000

Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2034	260	278,711

Central Plains Energy Project (No. 4); Series 2018, RB(d)	5.00%	01/01/2024	1,380	1,412,012

Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,010,228

				10,200,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire-0.48%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	$2	$1,881
Series 2022-1, Class A	4.38%	09/20/2036	2,121	2,032,157

New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,395	1,532,532

				3,566,570

New Jersey-4.81%

Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(h)	5.75%	11/01/2028	1,165	1,302,471
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(h)	5.50%	09/01/2022	4,790	4,790,000
Series 2017 DDD, RB(c)(d)	5.00%	06/15/2027	1,270	1,420,645

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	300	303,308

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(i)	5.00%	10/01/2037	1,215	1,261,266

New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(q)	3.10%	03/01/2028	500	500,393
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	5.00%	06/15/2033	950	1,032,501
Series 2021, RB	4.00%	06/15/2035	700	685,833
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.50%	01/01/2027	1,200	1,237,450
Series 2013, RB(i)	5.00%	01/01/2028	1,000	1,023,420
Series 2013, RB(i)	5.38%	01/01/2043	1,000	1,017,617

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,295	3,063,558

New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(i)	5.00%	12/01/2024	400	416,983
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 C, RB	5.25%	06/15/2032	1,875	1,954,506
Series 2014, RB	5.00%	06/15/2030	1,570	1,706,238
Series 2015 AA, RB	4.75%	06/15/2038	510	516,052
Series 2016 A-1, RN	5.00%	06/15/2028	1,285	1,383,726
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	523,050
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,570	1,686,421
Series 2018 A, RN(b)(j)	5.00%	06/15/2029	2,015	2,165,445
Series 2018 A, RN(b)(j)	5.00%	06/15/2030	940	1,007,685
Series 2018 A, RN(b)(j)	5.00%	06/15/2031	955	1,020,729
Series 2021 A, Ref. RB	5.00%	06/15/2033	630	687,504

Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(c)(i)	5.00%	12/01/2023	585	595,838
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,190	3,295,868

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,060	1,109,625

				35,708,132

New Mexico-0.06%

Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	447,218

New York-27.94%

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(g)(i)	5.25%	12/31/2033	520	491,080

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	3,449,617
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	3,190	2,974,499
Series 2017 A, Ref. RB (INS - AGM)(h)	4.00%	02/15/2047	1,005	963,529

Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,276,239
Metropolitan Transportation Authority;
Series 2012 C, RB	4.25%	11/15/2042	255	240,735
Series 2013 B, RB	5.00%	11/15/2038	2,325	2,340,915
Series 2016 B, Ref. RB	5.00%	11/15/2037	185	191,767
Subseries 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(o)(p)	0.82%	11/01/2032	13,950	13,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Bidding Group 1);
Series 2022 A, RB	4.00%	11/15/2040	$2,280	$2,208,144
Series 2022 A, RB	4.00%	11/15/2043	3,800	3,647,369
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	2,510	2,576,309
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	760	782,661
Series 2020 A-1, RB (INS - AGM)(h)	4.00%	11/15/2041	2,540	2,454,367
Series 2020 A-1, RB (INS - BAM)(h)	4.00%	11/15/2053	500	469,152
Series 2020 C-1, RB	5.25%	11/15/2055	1,695	1,763,659
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007; Cost $3,311,559)(f)	5.00%	01/01/2058	2,730	1,598,731
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,345,000)(f)(g)	9.00%	01/01/2041	1,345	1,181,962
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(i)	4.00%	07/15/2055	2,975	2,630,677
Two Hundred Seventh Series 2018, Ref. RB(b)(i)(j)	5.00%	09/15/2028	4,175	4,560,876
Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	1,245	1,336,413
New York (City of), NY;
Series 2020 BB-1, RB	4.00%	06/15/2050	2,125	2,020,975
Series 2020 C, GO Bonds	5.00%	08/01/2043	3,125	3,357,588
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	1,000	1,072,572
Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2039	4,680	5,254,205

New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(h)	3.00%	01/01/2046	3,190	2,381,764
New York (City of), NY Municipal Water Finance Authority;
Series 2019 EE-2, RB(b)	4.00%	06/15/2040	3,555	3,483,456
Series 2022, RB(b)	5.00%	06/15/2052	6,140	6,605,476
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,565	1,721,574
Series 2020 C-1, RB	4.00%	05/01/2039	1,455	1,421,022
Series 2020, RB	4.00%	05/01/2039	1,800	1,757,966
Subseries 2020 B-1, RB(b)	4.00%	11/01/2045	4,235	4,020,536

New York (State of) Dormitory Authority; Series 2018 E, RB(b)	5.00%	03/15/2045	7,240	7,737,301

New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2044	4,270	4,082,251
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(h)	5.50%	05/15/2028	600	691,649
Series 2005 A, RB (INS - AMBAC)(h)	5.50%	05/15/2029	505	591,245
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(c)(d)	5.00%	02/15/2023	9,400	9,518,395
Series 2014 C, RB(b)	5.00%	03/15/2040	6,985	7,211,704
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,570	1,726,230

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	4,625	4,343,676

New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	845	826,843

New York (State of) Power Authority; Series 2020 A, RB(b)	4.00%	11/15/2045	4,640	4,382,108

New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)	4.00%	11/15/2055	5,315	4,897,057
New York (State of) Thruway Authority;
Series 2019 B, RB(b)	4.00%	01/01/2050	6,835	6,340,119
Series 2019 B, RB (INS - AGM)(b)(h)(j)	4.00%	01/01/2050	3,300	3,111,776

New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(b)	5.00%	12/15/2031	2,400	2,478,054

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	360	346,663

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	4,325,682

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	7,280	7,042,465

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	4,240	4,040,585
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	720	764,533
Series 2020, Ref. RB(i)	5.38%	08/01/2036	1,205	1,298,609
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,750	1,759,084
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,690	1,698,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2031	$305	$317,189
Series 2018, RB(i)	5.00%	01/01/2033	2,670	2,757,846
Series 2018, RB(i)	5.00%	01/01/2034	2,180	2,248,827
Series 2018, RB(i)	4.00%	01/01/2036	1,485	1,406,505
Series 2018, RB(i)	5.00%	01/01/2036	990	1,019,102
Series 2020, RB(i)	5.00%	10/01/2040	2,535	2,611,128
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	5,075	5,194,022
Series 2016 A, RB(i)	5.25%	01/01/2050	2,250	2,313,338
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(i)	5.00%	12/01/2033	1,655	1,765,755
Series 2022, RB(i)	5.00%	12/01/2038	765	801,735

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	3,245	3,049,188

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,214,134

Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	530	479,641
Triborough Bridge & Tunnel Authority;
Series 2021 C-1A, RB	5.00%	05/15/2051	865	930,798
Series 2022 C, RB	5.00%	05/15/2047	2,525	2,732,036
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	6,560	6,975,525
Series 2020 A, RB	5.00%	11/15/2054	1,575	1,658,979

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,589,693

				207,466,078

North Carolina-2.50%

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(i)	5.00%	06/30/2054	3,015	3,018,473

North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2055	12,175	13,117,726

University of North Carolina at Chapel Hill; Series 2019, RB	5.00%	02/01/2049	2,095	2,411,228

				18,547,427

North Dakota-0.68%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,745	2,703,859
Series 2017 C, RB	5.00%	06/01/2048	2,445	2,354,761

				5,058,620

Ohio-5.64%

Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,101,729

American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	675	703,164

American Municipal Power, Inc. (Prairie State Energy); Series 2015 A, Ref. RB	5.00%	02/15/2039	1,770	1,807,218
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	1,600	1,567,368
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	6,540	5,861,895
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	10,125	9,643,841
Series 2020 B-3, Ref. RB(k)	0.00%	06/01/2057	10,895	1,318,909

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(g)	6.50%	01/01/2034	1,410	1,434,775

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	910	921,443

Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	2,145	2,225,967

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,885	1,826,823

Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	3,125	3,204,397

Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,270	900,204

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,774,116)(f)(g)	6.00%	04/01/2038	1,810	680,560

Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(h)(i)	5.00%	12/31/2039	1,020	1,053,156

Ohio (State of) (University Hospitals Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	3,180	2,959,766

Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(d)(i)	2.60%	10/01/2029	1,000	915,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(g)(i)	4.25%	01/15/2038	$745	$745,677

Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB(c)	5.25%	02/15/2033	3,000	3,036,232

				41,908,617

Oklahoma-2.71%
Edmond Public Works Authority;
Series 2017, RB(b)	5.00%	07/01/2042	3,450	3,759,244
Series 2017, RB(b)	5.00%	07/01/2047	3,375	3,653,774
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGM)(h)(k)	0.00%	02/01/2031	1,000	753,246
Series 2002, RB (INS - AGM)(h)(k)	0.00%	02/01/2034	3,970	2,592,006
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	2,155	2,045,076
Series 2018 B, RB	5.50%	08/15/2057	4,205	3,967,054

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(e)	5.00%	08/01/2052	2,470	2,470
Oklahoma (State of) Water Resources Board;
Series 2018 C, RB	4.00%	10/01/2048	1,595	1,536,656

Series 2022 B, RB	5.00%	10/01/2047	1,625	1,822,778

				20,132,304

Oregon-0.71%

Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	635	614,436

Oregon (State of); Series 2019, GO Bonds(b)(j)	5.00%	08/01/2044	4,240	4,642,103

				5,256,539

Pennsylvania-3.69%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	2,615	2,457,542
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,900	1,953,657

Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 C, RB	5.00%	05/15/2037	1,000	1,027,312

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(h)(k)	0.00%	10/01/2036	850	444,588

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2022	750	751,464

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	650	677,235

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2039	665	649,185
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,260	1,354,103
Series 2014 A-2, RB(l)	5.13%	12/01/2039	2,500	2,469,411
Series 2017 B-1, RB	5.25%	06/01/2047	3,000	3,145,596
Series 2018 A-2, RB	5.00%	12/01/2048	1,515	1,601,975
Series 2018 B, RB	5.25%	12/01/2048	1,490	1,590,877
Series 2021 A, RB	4.00%	12/01/2050	1,575	1,442,056
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,390	1,482,690
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	3,690	3,765,444
Series 2021, Ref. RB (INS - AGM)(h)(i)	4.00%	07/01/2037	1,045	1,010,987

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(g)	5.00%	06/15/2050	500	491,971

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	1,075	1,109,348

				27,425,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico-6.47%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$4,370	$4,438,279
Series 2002, RB	5.63%	05/15/2043	1,890	1,923,934
Series 2005 A, RB(k)	0.00%	05/15/2050	7,500	1,279,565
Series 2005 B, RB(k)	0.00%	05/15/2055	3,240	315,629
Series 2008 A, RB(k)	0.00%	05/15/2057	19,060	1,175,962
Series 2008 B, RB(k)	0.00%	05/15/2057	31,765	1,545,364
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2024	1,857	1,715,690
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	2,396	2,432,586
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,490	1,581,196
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (Acquired 04/07/2020-04/28/2020; Cost $574,851) (INS - NATL)(f)(h)	5.25%	07/01/2032	570	578,883
Series 2007 VV, Ref. RB (Acquired 06/27/2018; Cost $942,893) (INS - NATL)(f)(h)	5.25%	07/01/2033	930	942,476
Series 2007 VV, Ref. RB (Acquired 07/19/2018-04/24/2020; Cost $3,106,711) (INS - NATL)(f)(h)	5.25%	07/01/2035	3,045	3,076,244
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(h)	5.00%	07/01/2032	105	105,770
Series 2005 L, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	350	353,361
Series 2007 CC, Ref. RB (INS - AGM)(h)	5.25%	07/01/2033	1,570	1,597,989
Series 2007 N, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	975	990,195
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2034	1,525	1,551,294
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2036	1,350	1,370,230
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2027	570	478,059
Series 2018 A-1, RB(k)	0.00%	07/01/2029	1,890	1,447,689
Series 2018 A-1, RB(k)	0.00%	07/01/2033	2,685	1,675,820
Series 2018 A-1, RB(k)	0.00%	07/01/2051	27,835	5,936,343
Series 2018 A-1, RB	4.75%	07/01/2053	2,315	2,213,840
Series 2018 A-1, RB	5.00%	07/01/2058	7,175	6,960,516

Series 2019 A-2, RB	4.33%	07/01/2040	2,450	2,384,511

				48,071,425

Rhode Island-0.14%

Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,026,236

South Carolina-1.21%

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	992,641

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(c)(d)	5.25%	08/01/2023	2,000	2,051,911
South Carolina (State of) Ports Authority;
Series 2015, RB(c)(d)(i)	5.25%	07/01/2025	2,365	2,539,886
Series 2015, RB(c)(d)(i)	5.25%	07/01/2025	295	316,815
Series 2015, RB(c)(d)(i)	5.25%	07/01/2025	1,420	1,525,005

South Carolina (State of) Public Service Authority; Series 2014 C, Ref. RB	5.00%	12/01/2046	1,510	1,534,227

				8,960,485

South Dakota-1.01%

South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	3,785	3,539,030
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);

Series 2014 B, RB	5.00%	11/01/2044	2,065	2,113,910

Series 2015, Ref. RB	5.00%	11/01/2045	1,825	1,878,702

				7,531,642

Tennessee-0.71%

Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,250	1,188,212

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	2,200	2,342,367

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	725	741,296

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	$1,000	$1,033,690

				5,305,565

Texas-15.90%

Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	2,400	2,409,253
Central Texas Regional Mobility Authority;
Series 2020 B, Ref. RB	5.00%	01/01/2045	805	847,367
Series 2021 B, RB	5.00%	01/01/2046	845	890,791

Clifton Higher Education Finance Corp. (Idea Public School); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,660	1,525,575

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,203,572

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2013 A, RB(c)(d)(i)	5.00%	11/01/2022	2,250	2,259,609

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,890	3,720,485

Forney Independent School District; Series 2022 B, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2052	1,915	1,825,831

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,635	1,517,616

Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(o)	0.90%	12/01/2041	3,000	3,000,000

Houston (City of), TX; Series 2002 A, RB (INS - AGM)(h)(i)	5.13%	07/01/2032	1,365	1,367,491

Houston (City of), TX (United Airlines, Inc.); Series 2021 A, RB(i)	4.00%	07/01/2041	740	669,675

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	2,235	2,259,815

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	625	644,507

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(d)(g)	5.50%	08/15/2024	1,690	1,774,032

Lower Colorado River Authority; Series 2019, Ref. RB	5.00%	05/15/2037	1,620	1,719,489

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(i)	4.63%	10/01/2031	3,925	3,983,891
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	65	56,186
Series 2021, RB	2.00%	11/15/2061	1,695	889,166
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	689,831
Series 2016, Ref. RB	5.00%	07/01/2046	1,045	828,630

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(h)	5.00%	04/01/2046	3,545	3,619,893

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(g)	4.00%	08/15/2051	1,280	1,050,051
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	630	627,637
Series 2017, Ref. RB	5.00%	01/01/2047	790	775,762
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	267,323
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,742,649
Series 2020, RB	5.25%	10/01/2055	3,175	2,838,266

New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(e)	5.00%	07/01/2047	1,000	690,000
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(h)(k)	0.00%	01/01/2028	4,100	3,464,963
Series 2015 B, RB(b)(j)	5.00%	01/01/2040	12,520	12,599,566
San Antonio (City of), TX;
Series 2013, RB(c)(d)	5.00%	02/01/2023	3,310	3,346,568
Series 2021 A, RB	5.00%	02/01/2046	2,230	2,386,133

San Antonio Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	5,670	6,262,434
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(h)	5.00%	10/01/2032	485	485,444
Series 2011, RB (INS - AGM)(h)	5.00%	10/01/2037	525	525,438

Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	4,385	4,584,120
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,880	2,876,814
Series 2016, Ref. RB	5.00%	05/15/2045	2,020	1,953,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $253,198)(e)(f)	5.75%	02/15/2025	$270	$175,500
Series 2017 A, RB (Acquired 12/15/2016; Cost $2,483,129)(e)(f)	6.38%	02/15/2048	2,460	1,599,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	105	105,282
Series 2020, Ref. RB	6.75%	11/15/2051	105	103,147
Series 2020, Ref. RB	6.88%	11/15/2055	105	104,239

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	5,350	5,636,785
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	2,145	2,276,673
Series 2019, RB(k)	0.00%	08/01/2044	3,500	1,113,221
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(k)	0.00%	08/15/2036	4,405	2,368,494
Series 2015 B, Ref. RB(k)	0.00%	08/15/2037	1,490	756,086
Series 2015 C, Ref. RB	5.00%	08/15/2042	6,560	6,706,400

Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	350	361,436

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,825	5,127,156

Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,450	1,464,366

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,850	1,909,231

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(i)	5.00%	06/30/2058	3,025	3,059,632

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,012

				118,055,845

Utah-1.94%

Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(g)	4.00%	03/01/2051	500	383,074

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	380,610
Salt Lake City (City of), UT;
Series 2018 A, RB(i)	5.00%	07/01/2048	1,560	1,604,125
Series 2018 A, RB(i)	5.25%	07/01/2048	2,085	2,170,485
Series 2021 A, RB(i)	5.00%	07/01/2032	1,065	1,168,026
Series 2021 A, RB(i)	5.00%	07/01/2051	1,620	1,680,432

Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(b)(i)	5.00%	07/01/2047	3,430	3,513,584

Utah (County of), UT; Series 2016 B, RB(b)	4.00%	05/15/2047	2,575	2,442,000

Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	5.00%	10/15/2047	1,000	1,066,025

				14,408,361

Virginia-1.67%

Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $415,000)(f)	5.00%	09/01/2050	415	290,614
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(i)	5.00%	01/01/2037	1,025	1,079,719
Series 2022, Ref. RB(i)	4.00%	07/01/2040	2,050	1,884,717
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2052	1,680	1,735,608
Series 2022, Ref. RB(i)	5.00%	12/31/2057	1,060	1,088,061
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,480	1,508,483
Series 2017, RB(i)	5.00%	12/31/2052	3,100	3,155,613

Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,675	1,679,747

				12,422,562

Washington-3.83%

Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB(c)(k)	0.00%	02/01/2025	9,850	9,249,931

Kalispel Tribe of Indians; Series 2018 A, RB(g)	5.25%	01/01/2038	1,680	1,806,241

Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	3,515	3,338,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(h)(k)	0.00%	12/01/2029	$2,120	$1,691,089
Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	2,380	2,578,099
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,490	1,550,410
Series 2018, RB(b)(j)	5.00%	07/01/2048	5,310	5,496,041
Series 2018, RB	5.00%	07/01/2048	1,060	1,080,707
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	550	509,556
Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	455	415,528

Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	745	746,014

				28,462,532

West Virginia-0.15%

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(g)	7.50%	06/01/2043	1,060	1,128,398

Wisconsin-4.43%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(h)(k)	0.00%	12/15/2055	8,040	1,677,875
Series 2020 D, RB (INS - AGM)(h)(k)	0.00%	12/15/2060	31,055	5,026,857
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	1,060	759,681
Series 2021, RB	4.00%	08/15/2051	3,545	3,250,998

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	3,190	2,974,787

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,005,213
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)(g)	6.75%	08/01/2031	1,155	924,000
Series 2017, RB(g)	6.75%	12/01/2042	2,695	2,401,335
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(g)	6.13%	02/01/2050	530	490,389
Series 2022 A, RB(g)	6.13%	02/01/2050	575	532,026

Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(b)(j)	5.00%	03/01/2046	4,745	4,964,432

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.13%	06/15/2039	790	792,767

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.38%	01/01/2048	835	513,525
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,216,874
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,174,465

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,150,245

				32,855,469

Wyoming-0.42%

Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(d)	5.00%	01/01/2047	2,790	3,080,646

TOTAL INVESTMENTS IN SECURITIES(r) -172.26% (Cost $1,309,703,034)				1,279,065,848
FLOATING RATE NOTE OBLIGATIONS-(22.10)%

Notes with interest and fee rates ranging from 2.21% to 2.34% at 08/31/2022 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1J)(s)				(164,080,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES-(49.50)%				(367,577,081)

OTHER ASSETS LESS LIABILITIES-(0.66)%				(4,891,833)

NET ASSETS APPLICABLE TO COMMON SHARES-100.00%				$742,516,934

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Municipal Opportunity Trust

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
Ctfs.	- Certificates
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RAC	- Revenue Anticipation Certificates
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $5,462,972, which represented less than 1% of the Trust’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at August 31, 2022 was $12,195,970, which represented 1.64% of the Trust’s Net Assets.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $57,330,428, which represented 7.72% of the Trust’s Net Assets.

(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security subject to the alternative minimum tax.
(j)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $53,720,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Zero coupon bond issued at a discount.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(r)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Trust’s investments with a value of $241,900,355 are held by TOB Trusts and serve as collateral for the $164,080,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	79.93%
Pre-Refunded Bonds	9.86
General Obligation Bonds	8.49
Other	1.72

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Municipal Opportunity Trust

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,309,703,034)	$1,279,065,848

Receivable for:
Investments sold	2,786,524

Interest	13,556,493

Investment for trustee deferred compensation and retirement plans	44,851

Total assets	1,295,453,716

Liabilities:
Floating rate note obligations	164,080,000

Variable rate muni term preferred shares ($0.01 par value, 3,676 shares issued with liquidation preference of $100,000 per share)	367,577,081

Payable for:
Investments purchased	10,672,766

Dividends	68,831

Amount due custodian	9,358,643

Accrued fees to affiliates	77,242

Accrued interest expense	831,564

Accrued trustees’ and officers’ fees and benefits	1,672

Accrued other operating expenses	180,204

Trustee deferred compensation and retirement plans	88,779

Total liabilities	552,936,782

Net assets applicable to common shares	$742,516,934

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$850,677,629

Distributable earnings (loss)	(108,160,695)

$742,516,934

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	67,440,685

Net asset value per common share	$11.01

Market value per common share	$10.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Municipal Opportunity Trust

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$27,047,758

Expenses:
Advisory fees	3,671,243

Administrative services fees	59,741

Custodian fees	4,018

Interest, facilities and maintenance fees	5,187,020

Transfer agent fees	26,745

Trustees’ and officers’ fees and benefits	12,402

Registration and filing fees	29,609

Reports to shareholders	23,961

Professional services fees	42,345

Other	28,436

Total expenses	9,085,520

Net investment income	17,962,238

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(987,004))	(30,030,041)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(89,213,660)

Net realized and unrealized gain (loss)	(119,243,701)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(101,281,463)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Municipal Opportunity Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31, 2022	February 28, 2022

Operations:
Net investment income	$17,962,238	$40,283,396

Net realized gain (loss)	(30,030,041)	214,080

Change in net unrealized appreciation (depreciation)	(89,213,660)	(42,282,451)

Net increase (decrease) in net assets resulting from operations applicable to common shares	(101,281,463)	(1,784,975)

Distributions to common shareholders from distributable earnings	(19,591,534)	(42,874,603)

Net increase in common shares of beneficial interest	–	356,382

Net increase (decrease) in net assets applicable to common shares	(120,872,997)	(44,303,196)

Net assets applicable to common shares:
Beginning of period	863,389,931	907,693,127

End of period	$742,516,934	$863,389,931

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Municipal Opportunity Trust

Statement of Cash Flows

For the six months ended August 31, 2022

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(101,281,463)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(329,777,396)

Proceeds from sales of investments	364,176,020

Proceeds from sales of short-term investments, net	(6,988,495)

Amortization of premium on investment securities	4,307,632

Accretion of discount on investment securities	(1,994,549)

Net realized loss from investment securities	30,030,041

Net change in unrealized depreciation on investment securities	89,213,660

Change in operating assets and liabilities:

Decrease in receivables and other assets	928,238

Increase in accrued expenses and other payables	540,764

Net cash provided by operating activities	49,154,452

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(19,634,417)

Increase in payable for amount due custodian	9,358,643

Proceeds of TOB Trusts	36,155,000

Repayments of TOB Trusts	(77,785,000)

Net cash provided by (used in) financing activities	(51,905,774)

Net decrease in cash and cash equivalents	(2,751,322)

Cash and cash equivalents at beginning of period	2,751,322

Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$4,668,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Municipal Opportunity Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31, 2022		Years Ended February 28,		Year Ended February 29, 2020	Years Ended February 28,
			2022	2021		2019	2018

Net asset value per common share, beginning of period	$ 12.80		$ 13.46	$ 13.94	$ 12.88	$ 13.17	$ 13.41

Net investment income(a)	0.27		0.60	0.64	0.57	0.61	0.73

Net gains (losses) on securities (both realized and unrealized)	(1.77)		(0.62)	(0.51)	1.09	(0.24)	(0.25)

Total from investment operations	(1.50)		(0.02)	0.13	1.66	0.37	0.48

Less:
Dividends paid to common shareholders from net investment income	(0.29)		(0.64)	(0.61)	(0.58)	(0.63)	(0.72)

Return of capital	–		–	–	(0.02)	(0.03)	–

Total distributions	(0.29)		(0.64)	(0.61)	(0.60)	(0.66)	(0.72)

Net asset value per common share, end of period	$ 11.01		$ 12.80	$ 13.46	$ 13.94	$ 12.88	$ 13.17

Market value per common share, end of period	$ 10.26		$ 11.87	$ 13.01	$ 12.55	$ 11.86	$ 11.81

Total return at net asset value(b)	(11.62)%		(0.28)%	1.44%	13.55%	3.55%	3.87%

Total return at market value(c)	(11.18)%		(4.33)%	8.91%	11.02%	6.33%	(5.15)%

Net assets applicable to common shares, end of period (000’s omitted)	$742,517		$863,390	$907,693	$939,563	$868,429	$887,663

Portfolio turnover rate(d)	25%		13%	20%	9%	16%	13%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	2.31	%(e)	1.55%	1.86%	2.58%	2.66%	2.21%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.99	%(e)	0.93%	0.99%	0.97%	1.03%	1.02%

Without fee waivers and/or expense reimbursements	2.31	%(e)	1.55%	1.86%	2.58%	2.66%	2.21%

Ratio of net investment income to average net assets	4.58	%(e)	4.39%	4.80%	4.24%	4.71%	5.39%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$367,600		$367,600	$367,600	$367,600	$367,600	$367,600

Asset coverage per preferred share(f)	$301,990		$334,872	$346,924	$355,594	$336,243	$341,475

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Municipal Opportunity Trust

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Municipal Opportunity Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available and not representative of market value in the Adviser’s judgment (“unreliable”) are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.

Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

27	Invesco Municipal Opportunity Trust

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

28	Invesco Municipal Opportunity Trust

K.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

During the period, the Trust experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government- sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Trust that holds securities of that entity will be adversely impacted.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2022, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,278,544,934	$520,914	$1,279,065,848

NOTE 4–Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2022, the Trust engaged in securities purchases of $29,629,563 and securities sales of $16,373,390, which resulted in net realized gains (losses) of $(987,004).

29	Invesco Municipal Opportunity Trust

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $177,158,571 and 1.92%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2022, as follows:

	Capital Loss Carryforward*

Expiration		Short-Term	Long-Term	Total

Not subject to expiration		$30,413,233	$14,219,692	$44,632,925

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2022 was $330,255,907 and $362,661,580, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$20,135,991

Aggregate unrealized (depreciation) of investments	(51,950,939)

Net unrealized appreciation (depreciation) of investments	$(31,814,948)

Cost of investments for tax purposes is $1,310,880,796.

NOTE 9–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2022	2022

Beginning shares	67,440,685	67,414,527

Shares issued through dividend reinvestment	–	26,158

Ending shares	67,440,685	67,440,685

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10–Variable Rate Muni Term Preferred Shares

The Trust issued Series 2015/6-VMO VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2022, the VMPTO Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/09/2012	3,676	12/01/2024	06/01/2021

VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

30	Invesco Municipal Opportunity Trust

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2022, the dividend rate is equal to the SIFMA Index plus a spread of 1.05%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2022 were $367,600,000 and 1.86%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2022:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2022	$0.0457	September 15, 2022	September 30, 2022

October 3, 2022	$0.0457	October 17, 2022	October 31, 2022

31	Invesco Municipal Opportunity Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Invesco Municipal Opportunity Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally

32	Invesco Municipal Opportunity Trust

historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses, including the effect that the Fund’s investment related expenses had on its relative rankings.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

33	Invesco Municipal Opportunity Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Opportunity Trust (the “Fund”) was held on August 8, 2022. The Meeting was held for the following purpose:

(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2). Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

Matter	Votes For	Votes Withheld

(1). Cynthia Hostetler	52,094,263.38	3,742,352.36
Eli Jones	52,084,260.38	3,752,355.36
Ann Barnett Stern	52,106,818.38	3,729,797.36
Daniel S. Vandivort	52,859,660.35	2,976,955.40
(2). Prema Mathai-Davis	3,676.00	0.00

34	Invesco Municipal Opportunity Trust

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Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-06567	VK-CE-MOPP-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 18, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 18, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Opportunity Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2022